BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Balance Sheet (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	R$ 319,751	R$ 546,069
Other liabilities and leases	199,109	214,477
Trade accounts payable and other payables, current	319,751	546,069
Leases, current	25,608	24,335
Leases, non-current	34,873	56,214
Other liabilities, current	138,026	133,290
Other liabilities, non-current	602	638
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	12,390	9,564
Other liabilities and leases	125,746	129,503
Telefónica Chile
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	900	979
Telefonica LatinoAmerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other liabilities and leases	1,205	1,199
Telefonica SA
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	11,490	8,585
Other liabilities and leases	124,541	128,304
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	307,361	536,505
Other liabilities and leases	73,363	84,974
Telefonica Global Solutions Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	60,099	31,843
Other liabilities and leases	318	318
Telefonica Compras Electronicas
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	31,253	29,952
Telefónica Innovación Digital
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	38,503	40,613
Telefonica Venezolana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	11,037	12,310
Other liabilities and leases	1,742	1,961
Telefónica Global Solutions
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	54,769	55,623
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	44,993	50,965
Other liabilities and leases	10,354	1,572
Companhia AIX Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	2,867	2,691
Other liabilities and leases	60,481	80,549
T. IoT Big Data Tech ESP
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	33,477	31,315
Telefonica Cibersegurana e Tecnologia Do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable		111,819
FiBrasil Infraestrutura e Fibra Otica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable		121,887
Other liabilities and leases		13
Other related parties
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable	30,363	47,487
Other liabilities and leases	R$ 468	R$ 561